Exhibit 99.1

World Omni Select Auto Trust 2023-A
Monthly Servicer Certificate
June 30, 2026

Dates Covered
Collections Period	06/01/26 - 06/30/26
Interest Accrual Period	06/15/26 - 07/14/26
30/360 Days	30
Actual/360 Days	30
Distribution Date	07/15/26

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 05/31/26	163,894,882.88	10,913
Principal Payments	8,617,310.81	253
Defaulted Receivables	475,751.79	29
Repurchased Accounts	0.00	0
Pool Balance at 06/30/26	154,801,820.28	10,631

Pool Statistics	$ Amount	# of Accounts
Pool Factor	16.61%
Prepayment ABS Speed	1.13%
Aggregate Starting Principal Balance	931,757,001.63	37,582

Delinquent Receivables:
Past Due 31-60 days	14,513,074.33	886
Past Due 61-90 days	4,022,806.25	249
Past Due 91-120 days	551,659.50	34
Past Due 121+ days	0.00	0
Total	19,087,540.08	1,169

Total 31+ Delinquent as % Ending Pool Balance	12.33%
Total 61+ Delinquent as % Ending Pool Balance	2.96%
Delinquency Trigger Occurred	NO

Recoveries	439,088.86
Aggregate Net Losses/(Gains) - June 2026	36,662.93
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.27%
Prior Net Losses/(Gains) Ratio	1.06%
Second Prior Net Losses/(Gains) Ratio	-0.13%
Third Prior Net Losses/(Gains) Ratio	2.31%
Four Month Average	0.88%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	2.98%

Overcollateralization Target Amount	18,635,140.03
Actual Overcollateralization	18,635,140.03
Weighted Average Contract Rate	8.96%
Weighted Average Remaining Term	29.49

Flow of Funds	$ Amount
Collections	10,369,166.56
Investment Earnings on Cash Accounts	14,394.74
Servicing Fee	(170,723.84)
Transfer to Collection Account	-
Available Funds	10,212,837.46

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per calendar year)	-
(2) Class A Interest	-
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	45,148.83
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	281,850.00
(7) Noteholders' Third Priority Principal Distributable Amount	-
(8) Noteholders' Fourth Priority Principal Distributable Amount	-
(9) Noteholders' Fifth Priority Principal Distributable Amount	-
(10) Required Reserve Account	-
(11) Noteholders' Principal Distributable Amount	9,093,062.60
(12) Asset Representation Reviewer Amounts (in excess of 1)	-
(13) Distribution to Certificateholders	792,776.03

Total Distributions of Available Funds	10,212,837.46

Servicing Fee	170,723.84
Unpaid Servicing Fee	0.00
Change in amount of the unpaid servicing fee from the prior period	0.00

Note Balances & Note Factors	$ Amount
Original Class A	695,560,000.00
Original Class B	41,000,000.00
Original Class C	56,370,000.00
Original Class D	61,030,000.00
Original Class E	18,630,000.00

Total Class A, B, C, D, & E
Note Balance @ 06/15/26	145,259,742.85
Principal Paid	9,093,062.60
Note Balance @ 07/15/26	136,166,680.25

Class A-1
Note Balance @ 06/15/26	0.00
Principal Paid	0.00
Note Balance @ 07/15/26	0.00
Note Factor @ 07/15/26	0.0000000%

Class A-2a
Note Balance @ 06/15/26	0.00
Principal Paid	0.00
Note Balance @ 07/15/26	0.00
Note Factor @ 07/15/26	0.0000000%

Class A-2b
Note Balance @ 06/15/26	0.00
Principal Paid	0.00
Note Balance @ 07/15/26	0.00
Note Factor @ 07/15/26	0.0000000%

Class A-3
Note Balance @ 06/15/26	0.00
Principal Paid	0.00
Note Balance @ 07/15/26	0.00
Note Factor @ 07/15/26	0.0000000%

Class B
Note Balance @ 06/15/26	9,229,742.85
Principal Paid	9,093,062.60
Note Balance @ 07/15/26	136,680.25
Note Factor @ 07/15/26	0.3333665%

Class C
Note Balance @ 06/15/26	56,370,000.00
Principal Paid	0.00
Note Balance @ 07/15/26	56,370,000.00
Note Factor @ 07/15/26	100.0000000%

Class D
Note Balance @ 06/15/26	61,030,000.00
Principal Paid	0.00
Note Balance @ 07/15/26	61,030,000.00
Note Factor @ 07/15/26	100.0000000%

Class E
Note Balance @ 06/15/26	18,630,000.00
Principal Paid	0.00
Note Balance @ 07/15/26	18,630,000.00
Note Factor @ 07/15/26	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	326,998.83
Total Principal Paid	9,093,062.60
Total Paid	9,420,061.43

Class A-1
Coupon	5.13900%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	5.92000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
SOFR Rate	3.59301%
Coupon	4.44301%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	5.65000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-3 Holders	0.00

Class B
Coupon	5.87000%
Interest Paid	45,148.83
Principal Paid	9,093,062.60
Total Paid to B Holders	9,138,211.43

Class C
Coupon	6.00000%
Interest Paid	281,850.00
Principal Paid	0.00
Total Paid to C Holders	281,850.00

Class D
Principal Paid	0.00
Total Paid to D Holders	0.00

Class E
Principal Paid	0.00
Total Paid to E Holders	0.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.3747451
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	10.4207733
Total Distribution Amount	10.7955184

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0000000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.0000000

B Interest Distribution Amount	1.1011910
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	221.7820146
Total B Distribution Amount	222.8832056

C Interest Distribution Amount	5.0000000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	5.0000000

D Principal Distribution Amount	0.0000000
Total D Distribution Amount	0.0000000

E Principal Distribution Amount	0.0000000
Total E Distribution Amount	0.0000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	0.00
Noteholders' Fourth Priority Principal Distributable Amount	0.00
Noteholders' Fifth Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount
Reserve Account
Balance as of 06/15/26	4,658,785.01
Investment Earnings	13,401.28
Investment Earnings Paid	(13,401.28)
Deposit/(Withdrawal)	-
Balance as of 07/15/26	4,658,785.01
Change	-

Required Reserve Amount	4,658,785.01

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$2,600,149.60	$2,470,222.83	$2,629,117.86
Number of Extensions	165	148	157
Ratio of extensions to Beginning of Period Receivables Balance	1.59%	1.43%	1.44%

Credit Risk Retention Information

World Omni Financial Corp. (“World Omni”), as “originator” for the purposes of the EU Securitization Rules (as defined in the Sale and Servicing Agreement), continues to retain, a material net economic interest (the “EU Retained Interest”), in the form of retention of a first loss tranche as described in option (d) of Article 6(3) of the EU Securitization Regulation, by holding all the limited liability company interests in World Omni Auto Receivables LLC (“WOAR”), which in turn retains the Certificates (as defined in the Sale and Servicing Agreement) issued by World Omni Select Auto Trust 2023-A, such Certificates representing at least 5% of the aggregate nominal value of the Receivables (as defined in the Sale and Servicing Agreement) in the pool.

World Omni has not (and has not permitted WOAR or any of its other affiliates to subject the EU Retained Interest to any hedge or otherwise mitigate its credit risk under or associated with the EU Retained Interest, or sell, transfer or otherwise surrender all or part of the rights, benefits or obligations arising from the EU Retained Interest) subject the EU Retained Interest to any credit risk mitigation or hedging, or sell, transfer or otherwise surrender all or part of the rights, benefits or obligations arising from the EU Retained Interest, except, in each case to the extent permitted in accordance with the EU Securitization Rules. Further, World Omni has not changed the retention option or method of calculating the EU Retained Interest.